Segmented Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net of royalties	$ 5,858	$ 5,160	$ 8,467
Second Major Customer Accounting For More Than 10 Percent of Revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net of royalties		661
Major Customer Accounting For More Than 10 Percent of Revenues [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of Customers	1	2	1
Revenues, net of royalties	815	534	831
Canadian Division [Member] | Customers Outside of Canada [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net of royalties	243	177	266
Canadian Division [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net of royalties	$ 2,824	$ 2,760	$ 2,872